Ordinary and Preferred Shares - Additional Information (Detail) - USD ($)	1 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended			24 Months Ended
	Dec. 28, 2015	Nov. 30, 2015	Aug. 12, 2014	May. 10, 2014	Nov. 05, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Shareholders Equity [Line Items]
Preferred Stock, Liquidation Rights						Each holder of the preference shares outstanding (if issued), the amount due on the preference shares, increased by a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the Management Board, subject to the approval of the Supervisory Board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions, calculated over each year or part of a year of the period commencing on the first day following the period over which the last distribution on the preference shares was paid and ending on the day of the payment on the preference shares. The previous sentence does not apply if the preference shares outstanding were issued and paid at the expense of the Company’s reserves. The balance remaining thereafter will be distributed to the holders of ordinary shares. All distributions on ordinary shares will be made in proportion to the number of ordinary shares held by each shareholder.
Voting rights						Each of the ordinary shares is entitled to one vote. Decisions of General Meetings of Shareholders are taken by an absolute majority of valid votes cast, except where the laws of the Netherlands or the articles of association provide otherwise.
Preferred Stock, Participation Rights						The preference shares, if issued, would be entitled to receive annual preferential dividends of €1,000 in aggregate if the preference shares are fully paid up at the expense of the Company‘s reserves or, in other cases, of a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the Management Board, subject to the approval of the Supervisory Board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions. Distributions on the preference shares are calculated over the paid-up part of their nominal value.
Repurchase of own shares, value						$ 14,617,000	$ 35,334,000	$ 43,411,000
Treasury stock, reissued shares						727,931	387,661
Treasury stock, shares						3,135,047	3,121,646		3,121,646
Treasury stock, value						$ 61,297,000	$ 60,858,000		$ 60,858,000
Former Employee
Shareholders Equity [Line Items]
Repurchase of own shares						50,000
Repurchase of own shares, value						$ 1,066,000
2015 Share Repurchase Program
Shareholders Equity [Line Items]
Repurchase of own shares	354,206	337,126				691,332
Maximum number of shares authorized under shares repurchase program, amount						$ 40,000,000
Maximum number of shares authorized under shares repurchase program						1,666,667
2015 Share Repurchase Program | First Tranche
Shareholders Equity [Line Items]
Ordinary shares repurchased						691,332
Ordinary shares repurchased, value						$ 13,551,000
Ordinary shares repurchased, weighted average price per share						$ 19.60
2013/2014 Share Repurchase Program
Shareholders Equity [Line Items]
Repurchase of own shares							1,896,786	2,103,214	4,000,000
Repurchase of own shares, value							$ 35,334,000	$ 43,411,000	$ 78,745,000
2013/2014 Share Repurchase Program | First Tranche
Shareholders Equity [Line Items]
Ordinary shares repurchased					1,500,000
Ordinary shares repurchased, value					$ 33,110,000
Ordinary shares repurchased, weighted average price per share					$ 22.07
2013/2014 Share Repurchase Program | Second Tranche
Shareholders Equity [Line Items]
Ordinary shares repurchased				1,132,059
Ordinary shares repurchased, value				$ 19,722,000
Ordinary shares repurchased, weighted average price per share				$ 17.42
2013/2014 Share Repurchase Program | Third and Final Tranche
Shareholders Equity [Line Items]
Ordinary shares repurchased			1,367,941
Ordinary shares repurchased, value			$ 25,912,000
Ordinary shares repurchased, weighted average price per share			$ 18.94